Revenue - Schedule of Amounts as Previously Reported Prior to Reclassification (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Goods and services transferred at a point in time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenues	$ 1,358,884
Goods and services transferred over time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenues	28,438,398
As previously reported [Member] | Goods and services transferred at a point in time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenues	5,813,904
As previously reported [Member] | Goods and services transferred over time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenues	23,983,378
Reclassification [Member] | Goods and services transferred at a point in time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenues	(4,455,020)
Reclassification [Member] | Goods and services transferred over time [Member]
Schedule of Amounts as Previously Reported Prior to Reclassification [Line Items]
Revenues	$ 4,455,020